ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
ROU Assets and Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

As of March 31, 2025 and 2024, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027
Amounts recognized in the consolidated balance sheet:
	As of March 31,
	2025	2024
Right-of-use assets	$185,684	$280,903

Operating lease liabilities
Current	117,818	91,990
Non-current	81,284	197,932
	$199,102	$289,922

Weighted average remaining lease terms (in years)	1.92	2.92
Information related to operating lease activities during the years ended March 31, 2025, 2024 and 2023 are as follows:
	For the Years Ended March 31,
	2025	2024	2023
ROU assets obtained in exchange for operating lease liabilities	$-	$288,928	$-

Amortization of ROU assets	96,697	71,094	68,678
Interest on operating lease liabilities	10,276	1,722	2,446
Total operating lease expenses, included within Occupancy Costs	$106,973	$72,816	$71,124

Schedule of Remaining Contractual Maturities of Lease Liabilities	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2025:
During the year ended March 31,
2026	$123,395
2027	82,264
Total future lease payments	205,659
Less: imputed interest	(6,557)
Present value of lease obligations	$199,102

Schedule of Measurement of Lease Liabilities

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended March 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$102,636	$70,534	$70,407